Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2019
Personnel expenses
Schedule of detail of personnel expenses

	2017	2018	2019

Wages and salaries	6,300	7,274	7,740
Social security costs	1,105	1,283	1,443
Service expense related to defined contribution pension plan (Note 24)	330	373	410
Service expense related to defined benefit pension plan (Note 24)	146	157	147
Share-based payments	283	161	226
Bonus and benefits granted to employees	3,295	3,691	4,017
Other staff costs	1,289	1,415	1,445
	12,748	14,354	15,428

Schedule of bonus payment percentages and deferral periods

Beneficiaries	Immediate Payment
(millions of Euros)	Percentage	Deferred Percentage	Deferred period

Members of the Identified Staff with total variable remuneration ≥ 2.7	40%	60%	5 years
Members of the Identified Staff with total variable remuneration ≥ 1.7 (< 2.7)	50%	50%	5 years
Other beneficiaries	60%	40%	3 years